Fair value measurement	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value measurement	Fair value measurement
Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. A three-level hierarchy for fair value measurements is utilized based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. BNY Mellon’s own creditworthiness is considered when valuing liabilities.

Fair value focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The objective is to determine from weighted indicators of fair value a reasonable point within the range that is most representative of fair value under current market conditions.

Determination of fair value

We have established processes for determining fair values. Fair value is based upon quoted market prices in active markets, where available. For financial instruments where quotes from recent exchange transactions are not available, we determine fair value based on discounted cash flow analysis, comparison to similar instruments and the use of financial models. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Model-based pricing uses inputs of observable prices, where available, for interest rates, foreign exchange rates, option volatilities and other factors. Models are benchmarked and validated by an independent internal risk management function. Our valuation process takes into consideration factors such as counterparty credit quality, liquidity, concentration concerns and observability of model parameters. Valuation adjustments may be made to record financial instruments at fair value.

Most derivative contracts are valued using models which are calibrated to observable market data and employ standard market pricing theory for their valuations. Valuation models incorporate counterparty credit risk by discounting each trade’s expected exposures to the counterparty using the counterparty’s credit spreads, as implied by the credit default swap market. We also adjust expected liabilities to the counterparty using BNY Mellon’s own credit spreads, as implied by the credit default swap market. Accordingly, the valuation of our derivative positions is sensitive to the current changes in our own credit spreads, as well as those of our counterparties.

In certain cases, recent prices may not be observable for instruments that trade in inactive or less active markets. Upon evaluating the uncertainty in valuing financial instruments subject to liquidity issues, we make an adjustment to their value. The determination of the liquidity adjustment includes the availability of external quotes, the time since the latest available quote and the price volatility of the instrument.

Certain parameters in some financial models are not directly observable and, therefore, are based on management’s estimates and judgments. These financial instruments are normally traded less actively. We apply valuation adjustments to mitigate the possibility of error and revision in the model-based estimate value. Examples include products where parameters such as correlation and recovery rates are unobservable.

The methods described above for instruments that trade in inactive or less active markets may produce a current fair value calculation that may not be indicative of net realizable value or reflective of future fair values. We believe our methods of determining fair value are appropriate and consistent with other market participants. However, the use of different methodologies or different assumptions to value certain financial instruments could result in a different estimate of fair value.

Valuation hierarchy

A three-level valuation hierarchy is used for disclosure of fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are described below.

Level 1: Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets and liabilities include certain debt and equity securities, derivative financial instruments actively traded on exchanges and highly liquid government bonds.

Level 2: Observable inputs other than Level 1 prices, for example, quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs that are observable or can be corroborated, either directly or indirectly, for substantially the full term of the financial instrument. Level 2 assets and liabilities include debt instruments that are traded less frequently than exchange-traded securities and derivative financial instruments whose model inputs are observable in the market or can be corroborated by market-observable data. Examples in this category are MBS, corporate debt securities and over-the-counter (“OTC”) derivative contracts.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Valuation methodology

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

We determine fair value primarily based on pricing sources with reasonable levels of price transparency. Where quoted prices are available in an active market, we classify the securities within Level 1 of the valuation hierarchy. Securities include both long and short positions. Level 1 securities include U.S. Treasury and certain sovereign debt securities that are actively traded in highly liquid OTC markets, money market funds and exchange-traded equities.

If quoted market prices are not available, fair values are primarily determined using pricing models using observable trade data, market data, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include MBS, state and political subdivisions, certain sovereign debt, corporate bonds and foreign covered bonds.

Specifically, the pricing sources obtain recent transactions for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2. Pricing sources discontinue pricing any specific security whenever they determine there is insufficient observable data to provide a good faith opinion on price.

In certain cases where there is limited activity or less transparency around inputs to the valuation, we classify those securities in Level 3 of the valuation hierarchy. As of Dec. 31, 2020, we have no instruments included in Level 3 of the valuation hierarchy.

At Dec. 31, 2020, approximately 99% of our securities were valued by pricing sources with reasonable levels of price transparency. The remaining securities were generally valued using observable inputs. Additional disclosures of securities are provided in Note 4.

Derivative financial instruments

We classify exchange-traded derivative financial instruments valued using quoted prices in Level 1 of the valuation hierarchy. Examples include exchange-traded equity and foreign exchange options. Since few other classes of derivative contracts are listed on an exchange, most of our derivative positions are valued using models that use as their basis readily observable market parameters, and we classify them in Level 2 of the valuation hierarchy. Such derivative financial instruments include swaps and options, foreign exchange spot and forward contracts and credit default swaps.

Derivatives valued using models with significant unobservable market parameters in markets that lack two-way flow are classified in Level 3 of the valuation hierarchy. Examples may include long-dated swaps and options, where parameters may be unobservable for longer maturities; and certain highly structured products, where correlation risk is unobservable. As of Dec. 31, 2020, we have no Level 3 derivatives. Additional disclosures of derivative instruments are provided in Note 23.

Seed capital

In our Investment and Wealth Management business, we make seed capital investments in certain funds we manage. Seed capital is generally included in other assets on the consolidated balance sheet. When applicable, we value seed capital based on the published NAV of the fund.

For other types of investments in funds, we consider all of the rights and obligations inherent in our ownership interest, including the reported NAV as well as other factors that affect the fair value of our interest in the fund.

Interests in securitizations

For the interests in securitizations that are classified in trading assets—equity instruments and long-term debt—we use discounted cash flow models, which generally include assumptions of projected finance charges related to the securitized assets, estimated net credit losses, prepayment assumptions and estimates of payments to third-party investors. When available, we compare our fair value estimates and assumptions to market activity and to the actual results of the securitized portfolio.

Other assets measured at NAV

We hold private equity investments, specifically SBICs, which are compliant with the Volcker Rule. There are no readily available market quotations for these investment partnerships. The fair value of the SBICs is based on our ownership percentage of the fair value of the underlying investments as provided by the partnership managers.  These investments are typically valued on a quarterly basis. Our SBIC private equity investments are valued at NAV as a practical expedient for fair value.

The following tables present the financial instruments carried at fair value at Dec. 31, 2020 and Dec. 31, 2019, by caption on the consolidated balance sheet and by the three-level valuation hierarchy. We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us.

Assets measured at fair value on a recurring basis at Dec. 31, 2020					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Available-for-sale securities:
U.S. Treasury	$24,894	$—	$—	$—	$24,894
Agency RMBS	—	22,347	—	—	22,347
Sovereign debt/sovereign guaranteed	5,909	6,482	—	—	12,391
Agency commercial MBS	—	9,228	—	—	9,228
Supranational	—	7,160	—	—	7,160
Foreign covered bonds	—	6,725	—	—	6,725
CLOs	—	4,703	—	—	4,703
Foreign government agencies	—	4,135	—	—	4,135
U.S. government agencies	—	3,853	—	—	3,853
Other ABS	—	3,164	—	—	3,164
Non-agency commercial MBS	—	3,017	—	—	3,017
Non-agency RMBS (b)	—	2,326	—	—	2,326
State and political subdivisions	—	2,308	—	—	2,308
Corporate bonds	—	1,994	—	—	1,994
Commercial paper/CDs	—	249	—	—	249
Other debt securities	—	1	—	—	1
Total available-for-sale securities	30,803	77,692	—	—	108,495
Trading assets:
Debt instruments	1,803	3,868	—	—	5,671
Equity instruments (c)	5,775	—	—	—	5,775
Derivative assets not designated as hedging:
Interest rate	5	4,477	—	(1,952)	2,530
Foreign exchange	—	7,688	—	(6,392)	1,296
Equity and other contracts	—	2	—	(2)	—
Total derivative assets not designated as hedging	5	12,167	—	(8,346)	3,826
Total trading assets	7,583	16,035	—	(8,346)	15,272
Other assets:
Derivative assets designated as hedging:
Foreign exchange	—	19	—	—	19
Total derivative assets designated as hedging	—	19	—	—	19
Other assets (d)	111	191	—	—	302
Assets measured at NAV (d)					201
Subtotal assets of operations at fair value	38,497	93,937	—	(8,346)	124,289
Percentage of assets of operations prior to netting	29%	71%	—%
Assets of consolidated investment management funds	393	94	—	—	487
Total assets	$38,890	$94,031	$—	$(8,346)	$124,776
Percentage of total assets prior to netting	29%	71%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2020					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Trading liabilities:
Debt instruments	$2,287	$35	$—	$—	$2,322
Equity instruments	11	—	—	—	11
Derivative liabilities not designated as hedging:
Interest rate	2	3,878	—	(2,348)	1,532
Foreign exchange	—	7,622	—	(5,484)	2,138
Equity and other contracts	7	34	—	(13)	28
Total derivative liabilities not designated as hedging	9	11,534	—	(7,845)	3,698
Total trading liabilities	2,307	11,569	—	(7,845)	6,031
Long-term debt (c)	—	400	—	—	400
Other liabilities – derivative liabilities designated as hedging:
Interest rate	—	666	—	—	666
Foreign exchange	—	441	—	—	441
Total other liabilities – derivative liabilities designated as hedging	—	1,107	—	—	1,107
Subtotal liabilities of operations at fair value	2,307	13,076	—	(7,845)	7,538
Percentage of liabilities of operations prior to netting	15%	85%	—%
Liabilities of consolidated investment management funds	1	2	—	—	3
Total liabilities	$2,308	$13,078	$—	$(7,845)	$7,541
Percentage of total liabilities prior to netting	15%	85%	—%
(a)    ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.
(b)    Includes $487 million in Level 2 that was included in the former Grantor Trust.
(c)    Includes certain interests in securitizations.
(d)    Includes seed capital, private equity investments and other assets.

Assets measured at fair value on a recurring basis at Dec. 31, 2019					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Available-for-sale securities:
Agency RMBS	$—	$27,043	$—	$—	$27,043
U.S. Treasury	15,431	—	—	—	15,431
Sovereign debt/sovereign guaranteed	7,784	4,862	—	—	12,646
Agency commercial MBS	—	9,417	—	—	9,417
Foreign covered bonds	—	4,197	—	—	4,197
CLOs	—	4,063	—	—	4,063
Supranational	—	3,709	—	—	3,709
Foreign government agencies	—	2,643	—	—	2,643
Non-agency commercial MBS	—	2,178	—	—	2,178
Other ABS	—	2,143	—	—	2,143
U.S. government agencies	—	1,949	—	—	1,949
Non-agency RMBS (b)	—	1,233	—	—	1,233
State and political subdivisions	—	1,044	—	—	1,044
Corporate bonds	—	853	—	—	853
Other debt securities	—	1	—	—	1
Total available-for-sale securities	23,215	65,335	—	—	88,550
Trading assets:
Debt instruments	1,568	4,243	—	—	5,811
Equity instruments (c)	4,539	—	—	—	4,539
Derivative assets not designated as hedging:
Interest rate	4	3,686	—	(1,792)	1,898
Foreign exchange	—	5,331	—	(4,021)	1,310
Equity and other contracts	—	19	—	(6)	13
Total derivative assets not designated as hedging	4	9,036	—	(5,819)	3,221
Total trading assets	6,111	13,279	—	(5,819)	13,571
Other assets:
Derivative assets designated as hedging:
Foreign exchange	—	21	—	—	21
Total derivative assets designated as hedging	—	21	—	—	21
Other assets (d)	38	179	—	—	217
Assets measured at NAV (d)					181
Subtotal assets of operations at fair value	29,364	78,814	—	(5,819)	102,540
Percentage of assets of operations prior to netting	27%	73%	—%
Assets of consolidated investment management funds	212	33	—	—	245
Total assets	$29,576	$78,847	$—	$(5,819)	$102,785
Percentage of total assets prior to netting	27%	73%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2019					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Trading liabilities:
Debt instruments	$1,477	$107	$—	$—	$1,584
Equity instruments	73	—	—	—	73
Derivative liabilities not designated as hedging:
Interest rate	6	3,244	—	(1,986)	1,264
Foreign exchange	—	5,340	—	(3,428)	1,912
Equity and other contracts	3	6	—	(1)	8
Total derivative liabilities not designated as hedging	9	8,590	—	(5,415)	3,184
Total trading liabilities	1,559	8,697	—	(5,415)	4,841
Long-term debt (c)	—	387	—	—	387
Other liabilities – derivative liabilities designated as hedging:
Interest rate	—	350	—	—	350
Foreign exchange	—	257	—	—	257
Total other liabilities – derivative liabilities designated as hedging	—	607	—	—	607
Subtotal liabilities of operations at fair value	1,559	9,691	—	(5,415)	5,835
Percentage of liabilities of operations prior to netting	14%	86%	—%
Liabilities of consolidated investment management funds	1	—	—	—	1
Total liabilities	$1,560	$9,691	$—	$(5,415)	$5,836
Percentage of total liabilities prior to netting	14%	86%	—%
(a)    ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.
(b)    Includes $640 million in Level 2 that was included in the former Grantor Trust.
(c)    Includes certain interests in securitizations.
(d)    Includes seed capital, private equity investments and other assets.

Details of certain available-for-sale securities measured at fair value on a recurring basis	Dec. 31, 2020						Dec. 31, 2019
	Total carrying value		Ratings (a)				Total carrying value		Ratings (a)
			AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower			AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower
(dollars in millions)		(b)						(b)
Non-agency RMBS (c), originated in:
2008-2020	$1,548		100%	—%	—%	—%	$215		100%	—%	—%	—%
2007	179		12	3	—	85	249		17	2	—	81
2006	237		—	23	—	77	291		—	21	—	79
2005	227		3	—	7	90	305		5	2	8	85
2004 and earlier	135		19	10	11	60	173		22	24	4	50
Total non-agency RMBS	$2,326		69%	3%	1%	27%	$1,233		25%	9%	3%	63%
Non-agency commercial MBS originated in:
2009-2020	$3,017		99%	1%	—%	—%	$2,178		98%	2%	—%	—%
Foreign covered bonds:
Canada	$2,552		100%	—%	—%	—%	$1,798		100%	—%	—%	—%
UK	1,259		100	—	—	—	984		100	—	—	—
Australia	951		100	—	—	—	431		100	—	—	—
Norway	703		100	—	—	—	287		100	—	—	—
Germany	494		100	—	—	—	357		100	—	—	—
Other	766		100	—	—	—	340		100	—	—	—
Total foreign covered bonds	$6,725		100%	—%	—%	—%	$4,197		100%	—%	—%	—%
Sovereign debt/sovereign guaranteed:
Germany	$2,222		100%	—%	—%	—%	$1,997		100%	—%	—%	—%
Italy	2,010		—	—	100	—	1,260		—	—	100	—
Spain	1,920		—	5	95	—	1,453		—	6	94	—
France	1,697		100	—	—	—	1,272		100	—	—	—
UK	1,089		100	—	—	—	3,318		100	—	—	—
Singapore	984		100	—	—	—	742		100	—	—	—
Canada	572		100	—	—	—	271		100	—	—	—
Netherlands	491		100	—	—	—	791		100	—	—	—
Japan	408		—	100	—	—	274		—	100	—	—
Austria	256		100	—	—	—	240		100	—	—	—
Ireland	252		—	100	—	—	301		—	100	—	—
Other (d)	490		74	—	—	26	727		80	1	—	19
Total sovereign debt/sovereign guaranteed	$12,391		62%	6%	31%	1%	$12,646		73%	5%	21%	1%
Foreign government agencies:
Germany	$1,473		100%	—%	—%	—%	$1,131		100%	—%	—%	—%
Netherlands	847		100	—	—	—	678		100	—	—	—
Canada	511		75	25	—	—	71		—	100	—	—
France	305		100	—	—	—	42		100	—	—	—
Sweden	281		100	—	—	—	202		100	—	—	—
Norway	273		100	—	—	—	216		100	—	—	—
Finland	225		100	—	—	—	245		100	—	—	—
Other	220		55	45	—	—	58		—	100	—	—
Total foreign government agencies	$4,135		95%	5%	—%	—%	$2,643		95%	5%	—%	—%
(a)    Represents ratings by S&P or the equivalent.
(b)    At Dec. 31, 2020 and Dec. 31, 2019, sovereign debt/sovereign guaranteed securities were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
(c)    Includes $487 million at Dec. 31, 2020 and $640 million at Dec. 31, 2019 that were included in the former Grantor Trust.
(d)    Includes non-investment grade sovereign debt/sovereign guaranteed securities related to Brazil of $125 million at Dec. 31, 2020 and $134 million at Dec. 31, 2019.
Assets and liabilities measured at fair value on a nonrecurring basis

Under certain circumstances, we make adjustments to the fair value of our assets, liabilities and unfunded lending-related commitments, although they are not measured at fair value on an ongoing basis. Examples would be the recording of an impairment of an asset and non-readily marketable equity securities carried at cost with upward or downward adjustments.

The following table presents the financial instruments carried on the consolidated balance sheet by caption and level in the fair value hierarchy as of Dec. 31, 2020 and Dec. 31, 2019.

Assets measured at fair value on a nonrecurring basis	Dec. 31, 2020				Dec. 31, 2019
				Total carrying value				Total carrying value
(in millions)	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Loans (a)	$—	$48	$—	$48	$—	$58	$—	$58
Other assets (b)	—	131	—	131	—	64	—	64
Total assets at fair value on a nonrecurring basis	$—	$179	$—	$179	$—	$122	$—	$122
(a)The fair value of these loans decreased $1 million in both 2020 and 2019, based on the fair value of the underlying collateral, as required by guidance in ASC 326, Financial Instruments – Credit Losses, with an offset to the allowance for credit losses.
(b)Includes non-readily marketable equity securities carried at cost with upward or downward adjustments and other assets received in satisfaction of debt.
Estimated fair value of financial instruments

The following tables present the estimated fair value and the carrying amount of financial instruments not carried at fair value on the consolidated balance sheet at Dec. 31, 2020 and Dec. 31, 2019, by caption on the consolidated balance sheet and by the valuation hierarchy.

Summary of financial instruments	Dec. 31, 2020
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$141,775	$—	$141,775	$141,775
Interest-bearing deposits with banks	—	17,310	—	17,310	17,300
Federal funds sold and securities purchased under resale agreements	—	30,907	—	30,907	30,907
Securities held-to-maturity	4,120	45,104	—	49,224	47,946
Loans (a)	—	53,586	—	53,586	55,121
Other financial assets	6,252	1,160	—	7,412	7,412
Total	$10,372	$289,842	$—	$300,214	$300,461
Liabilities:
Noninterest-bearing deposits	$—	$83,854	$—	$83,854	$83,854
Interest-bearing deposits	—	257,287	—	257,287	257,691
Federal funds purchased and securities sold under repurchase agreements	—	11,305	—	11,305	11,305
Payables to customers and broker-dealers	—	25,085	—	25,085	25,085
Borrowings	—	563	—	563	563
Long-term debt	—	27,306	—	27,306	25,584
Total	$—	$405,400	$—	$405,400	$404,082
(a)    Does not include the leasing portfolio.

Summary of financial instruments	Dec. 31, 2019
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$95,042	$—	$95,042	$95,042
Interest-bearing deposits with banks	—	14,832	—	14,832	14,811
Federal funds sold and securities purchased under resale agreements	—	30,182	—	30,182	30,182
Securities held-to-maturity	4,630	30,175	—	34,805	34,483
Loans (a)	—	54,194	—	54,194	53,718
Other financial assets	4,830	1,233	—	6,063	6,063
Total	$9,460	$225,658	$—	$235,118	$234,299
Liabilities:
Noninterest-bearing deposits	$—	$57,630	$—	$57,630	$57,630
Interest-bearing deposits	—	200,846	—	200,846	201,836
Federal funds purchased and securities sold under repurchase agreements	—	11,401	—	11,401	11,401
Payables to customers and broker-dealers	—	18,758	—	18,758	18,758
Commercial paper	—	3,959	—	3,959	3,959
Borrowings	—	917	—	917	917
Long-term debt	—	27,858	—	27,858	27,114
Total	$—	$321,369	$—	$321,369	$321,615
(a)    Does not include the leasing portfolio.